Label	Element	Value
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $0.60 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.20%
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $241.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.70%
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $217.76 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly | iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $254.01 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)